SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 26, 2020 USD ($)	Dec. 31, 2022 USD ($) item customer contract	Dec. 25, 2021 USD ($)	Dec. 26, 2020
Summary of significant accounting policies
Number of markets | item		3
Length of fiscal year		371 days	364 days	364 days
Restricted investments		$ 19,900,000
Accounts receivable retainage		$ 8,000,000.0	$ 7,800,000
Accounts receivable retainage, collection period		18 months
Inventory on consignment		$ 27,900,000	37,800,000
Inventory write-down		$ 0	0
Number of insurance contracts with third party by Ardellis | contract		70
Reserve associated with contracts to third party by Ardellis		$ 5,000,000.0	7,100,000
Goodwill
Goodwill impairment		2,480,000
New accounting pronouncement
Retained earnings		2,217,410,000	1,678,121,000
Right-of-use assets		107,517,000	96,703,000
Operating lease liability		$ 110,996,000
Construction | Commercial
Goodwill
Goodwill impairment	$ 11,500,000
Accounts receivables | Customer Concentration | Top two customers
Summary of significant accounting policies
Top two customers | customer		2
Concentration of accounts receivable related to largest customers		$ 131,000,000.0	$ 87,600,000
Minimum
Summary of significant accounting policies
Length of fiscal year		364 days
Maximum
Summary of significant accounting policies
Length of fiscal year		371 days